FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Currency risk (Details) - Currency risk	6 Months Ended
Dec. 31, 2024 USD ($)
Currency risk
Foreign currency	$ 619,984
Percentage of that a devaluation or an appreciation of the US Dollar other currencies	10.00%
Effect in profit and loss due to designate devaluation or appreciation of US dollar	$ 60,000.00